Note 7 - Leases (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Year ending December 31,	Amounts
2020	$19,170
2021	19,170
2022	19,170
2023	1,598
2024	-
Total	$59,108